Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Borrowings	BORROWINGS

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
Non-current portion
Senior Notes, unsecured	$7,013	$5,535
Lease liabilities	127	128
	7,140	5,663
Less: deferred financing costs	(86)	(74)
	7,054	5,589
Current portion
Lease liabilities	19	19
Total borrowings	$7,073	$5,608

2018 SCL Credit Facility
On March 27, 2020, the Company entered into a waiver and amendment request letter relating to the 2018 SCL Revolving Facility with the lenders' agent (acting on behalf of the arrangers and lenders) to (i) waive the financial requirements for the Company to ensure the consolidated leverage ratio does not exceed 4.00x and the consolidated interest coverage ratio is greater than 2.50x from January 1, 2020 to July 1, 2021 (the “Relevant Period”); (ii) waive any default that may arise as a result of any breach of the financial requirements above during the Relevant Period; and (iii) extend the date by which the Company may supply the agent with its audited annual financial statements for the 2019 and 2020 financial years to April 30, 2020 and April 30, 2021 respectively. Pursuant to the waiver and amendment request letter, the Company agreed to pay a customary fee to the lenders that consented.
As at June 30, 2020, the Group had US$2.02 billion (as at December 31, 2019: US$2.0 billion) of available borrowing capacity under the 2018 SCL Revolving Facility.
Senior Notes
On August 9, 2018, the Company issued, in a private offering, three series of senior unsecured notes in an aggregate principal amount of US$5.50 billion, consisting of US$1.80 billion of 4.600% Senior Notes due August 8, 2023 (the “2023 Notes”), US$1.80 billion of 5.125% Senior Notes due August 8, 2025 (the “2025 Notes”), and US$1.90 billion of 5.400% Senior Notes due August 8, 2028 (the “2028 Notes”).
On June 4, 2020, the Company issued, in a private offering, two series of senior unsecured notes in an aggregate principal amount of US$1.50 billion, consisting of US$800 million of 3.800% Senior Notes due January 8, 2026 (the “2026 Notes”) and US$700 million of 4.375% Senior Notes due June 18, 2030 (the “2030 Notes”, and together with the 2023 Notes, 2025 Notes, 2026 Notes and 2028 Notes, the “Senior Notes”). Original issue discount and deferred financing costs relating to the 2026 Notes and 2030 Notes were US$18 million, resulting in US$1.48 billion of net proceeds for incremental liquidity and general corporate purposes. There are no interim principal payments on the 2026 Notes and 2030 Notes and interest is payable semi-annually in arrears on January 8 and July 8 of each year, beginning on January 8, 2021, with respect to the 2026 Notes, and on June 18 and December 18, commencing on December 18, 2020, with respect to the 2030 Notes.
The 2026 Notes and 2030 Notes are senior unsecured obligations of the Company. Each series of notes ranks equally in right of payment with all of the Company's existing and future senior unsecured debt and will rank senior in right of payment to all of the Company’s future subordinated debt, if any. These Senior Notes will be effectively subordinated in right of payment to all of the Company’s future secured debt (to the extent of the value of the collateral securing such debt), and will be structurally subordinated to all of the liabilities of the Company’s subsidiaries. None of the Company’s subsidiaries guarantee these Senior Notes.
12.BORROWINGS (CONTINUED)
Senior Notes (continued)
The 2026 Notes and 2030 Notes were issued pursuant to an indenture dated June 4, 2020 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee. The Indenture contains covenants, subject to customary exceptions and qualifications, that limit the ability of the Company and its subsidiaries to, among other things, incur liens, enter into sale and leaseback transactions and consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets on a consolidated basis. The Indenture also provides for customary events of default.
BORROWINGS

	December 31,
	2018	2019
	(US$ in millions)
Non-current portion
Senior Notes, unsecured	$5,515	$5,535
Finance lease liabilities on leasehold interests in land	122	—
Lease liabilities	—	128
Other finance lease liabilities	3	—
	5,640	5,663
Less: deferred financing costs	(88)	(74)
	5,552	5,589
Current portion
Finance lease liabilities on leasehold interests in land	8	—
Lease liabilities	—	19
Other finance lease liabilities	2	—
	10	19
Total borrowings	$5,562	$5,608

The Group’s borrowings are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
US$	$5,427	$5,461
MOP	135	130
HK$	—	17
	$5,562	$5,608

The contractual maturities of Senior Notes are as follows:

	December 31,
	2018	2019
	(US$ in millions)
Repayable over 2 years but not exceeding 5 years	$1,800	$1,800
Repayable over 5 years	3,700	3,700
	5,500	5,500
Fair value adjustment of the interest rate swaps	15	35
	$5,515	$5,535

The estimated fair value of the Group’s Senior Notes as at December 31, 2018 and 2019 was approximately US$5.52 billion and US$5.53 billion, respectively. The estimated fair value of the Group’s Senior Notes as at December 31, 2018 and 2019 is based on recent trades, if available, and indicative pricing from market information (level 2 inputs).
23.BORROWINGS (CONTINUED)
Senior Notes
On August 9, 2018, the Company issued three series of senior unsecured notes in an aggregate principal amount of US$5.50 billion, consisting of US$1.80 billion of 4.600% senior notes due August 8, 2023 (the “2023 Notes”), US$1.80 billion of 5.125% senior notes due August 8, 2025 (the “2025 Notes”) and US$1.90 billion of 5.400% senior notes due August 8, 2028 (the “2028 Notes” and, together with the 2023 Notes and the 2025 Notes, the “Senior Notes”). A portion of the net proceeds from the issuance was used to repay in full the outstanding borrowings under the 2016 VML Credit Facility (defined below). There are no interim principal payments on the Senior Notes and interest is payable semi-annually in arrears on each February 8 and August 8, commencing on February 8, 2019. In connection with the Senior Notes, the Company entered into fixed-to-variable interest rate swap contracts (see Note 24).
The Senior Notes are general senior obligations. Each series of Senior Notes rank equally in right of payment with all of the Company’s existing and future senior unsecured debt and rank senior in right of payment to all of the Company’s future subordinated debt, if any. The Senior Notes are effectively subordinated in right of payment to all of the Company’s future secured debt (to the extent of the value of the collateral securing such debt) and are structurally subordinated to all of the liabilities of the Company’s subsidiaries. None of the Company’s subsidiaries guarantee the Senior Notes.
The Senior Notes were issued pursuant to an indenture, dated August 9, 2018 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee. Upon the occurrence of certain events described in the Indenture, the interest rate on the Senior Notes may be adjusted. The Indenture contains covenants, subject to customary exceptions and qualifications, that limit the ability of the Company and its subsidiaries to, among other things, incur liens, enter into sale and leaseback transactions and consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets on a consolidated basis. The Indenture also provides for customary events of default.

2018 SCL Credit Facility
On November 20, 2018, the Company as borrower, entered into a facility agreement with the arrangers and lenders named therein and Bank of China Limited, Macau Branch, as agent for the lenders, (the “2018 SCL Credit Facility”) pursuant to which the lenders made available a US$2.0 billion revolving unsecured credit facility to the Company (the “2018 SCL Revolving Facility”). The facility is available until July 31, 2023, and the Company may draw loans under the facility, which may consist of general revolving loans (consisting of a United States dollar component and a Hong Kong dollar component) or loans drawn under a swing-line loan sub-facility (denominated in either United States dollars or Hong Kong dollars). The Company may utilize the loans for general corporate purposes and working capital requirements of the Company and its subsidiaries.
Loans under the 2018 SCL Revolving Facility bear interest calculated by reference to (1) in the case of general revolving loans denominated in United States dollars, the London Interbank Offered Rate (“LIBOR”), (2) in the case of loans denominated in United States dollars drawn under the swing-line loan sub-facility, a United States dollar alternate base rate (determined by reference to, among other things, the United States dollar prime lending rate and the Federal Funds Effective Rate), (3) in the case of general revolving loans denominated in Hong Kong dollars, the Hong Kong Interbank Offered Rate (“HIBOR”) or (4) in the case of loans denominated in Hong Kong dollars drawn under the swing-line loan sub-facility, a Hong Kong dollar alternate base rate (determined by reference to, among other things, the Hong Kong dollar prime lending rate), in each case, plus a margin determined by reference to the consolidated leverage ratio. The initial margin for general revolving loans is 2.0% per annum and the initial margin for loans drawn under the swing-line loan sub-facility is 1.0% per annum. The Company is also required to pay a commitment fee of 0.60% per annum on the undrawn amounts under the 2018 SCL Revolving Facility. As at December 31, 2018 and 2019, the Company had US$2.0 billion of available borrowing capacity under the 2018 SCL Revolving Facility.
23.BORROWINGS (CONTINUED)
2018 SCL Credit Facility (continued)
The 2018 SCL Credit Facility contains affirmative and negative covenants customary for similar unsecured financings, including, but not limited to, limitations on indebtedness secured by liens on principal properties and sale and leaseback transactions. The 2018 SCL Credit Facility also requires the Company to maintain a maximum ratio of total indebtedness to trailing twelve-month adjusted earnings before interest, income taxes, depreciation and amortization, as defined in the 2018 SCL Credit Facility (the “SCL Credit Facility Adjusted EBITDA”) of 4.00x throughout the life of the facility, and a minimum ratio of the SCL Credit Facility Adjusted EBITDA to net interest expense (including capitalized interest) of 2.50x throughout the life of the facility.
The 2018 SCL Credit Facility also contains certain events of default (some of which are subject to grace and remedy periods and materiality qualifiers), including, but not limited to, events relating to the Company’s gaming operations and the loss or termination of certain land concession contracts.
On March 27, 2020, the Company obtained a waiver and amendment request letter relating to the 2018 SCL Revolving Facility from the agent and lenders party to (i) waive the financial requirements for the Company to ensure the consolidated leverage ratio does not exceed 4.00x and the consolidated interest coverage ratio is greater than 2.50x from January 1, 2020 to July 1, 2021 (“Relevant Period”); (ii) waive any default that may arise as a result of any breach of the financial requirements above during the Relevant Period; and (iii) extend the date by which the Company may supply the agent with its audited annual financial statements for the 2019 and 2020 financial years to April 30, 2020 and April 30, 2021 respectively. Pursuant to the waiver and amendment request letter, the Company agreed to pay a customary fee to the lenders that consented thereto.

2016 VML Credit Facility
Two subsidiaries of the Company, VML US Finance LLC, the Borrower, and Venetian Macau Limited (“VML”), as guarantor, entered into a credit agreement (the “2016 VML Credit Facility”), which pursuant to various amendments, provided for a $4.12 billion term loan (the “2016 VML Term Loans”), a $269 million non-extended term loan (the “2016 Non-Extended VML Term Loans”) and a $2.0 billion revolving facility (the “2016 VML Revolving Facility,” and together with the 2016 VML Term Loans and the 2016 Non-Extended VML Term Loans, the “2016 VML Credit Facility”). Borrowings under the 2016 VML Term Loans were used for working capital requirements and general corporate purposes, including to make any investment or payment not specifically prohibited by the terms of the loan documents.
The Group paid standby fees of 0.5% per annum on the undrawn amounts under the 2016 VML Revolving Facility. The weighted average interest rate on the 2016 VML Credit Facility for the years ended December 31, 2017 and 2018 was 2.6% and 3.1%, respectively.
As previously described, a portion of the proceeds from the Senior Notes was used to repay the outstanding borrowings under the 2016 VML Credit Facility. As a result, the Group recorded a $72 million loss on early retirement of debt during the year ended December 31, 2018.
On November 20, 2018, effective as of November 21, 2018, the 2016 VML Credit Facility was terminated. As a result, the Group recorded a $9 million loss on early retirement of debt during year ended December 31, 2018.
23.BORROWINGS (CONTINUED)
Reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Bank loans(i)	Finance lease liabilities on leasehold interest in land	Other finance lease liabilities	Deferred financing costs	Interest payables	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2017	$4,388	$72	$8	$(94)	$47	$—	$4,421
Financing cash flows	(19)	(2)	(3)	—	(128)	(2,067)	(2,219)
Non-cash changes:
Accruals	—	—	—	—	134	2,069	2,203
Amortization	—	—	—	21	—	—	21
Foreign exchange movement	(21)	—	—	—	—	(2)	(23)
True-up adjustment	—	(1)	—	—	—	—	(1)
Adjustment arising from change in lease term of leasehold interests in land	—	63	—	—	(48)	—	15
Balance as at December 31, 2017	$4,348	$132	$5	$(73)	$5	$—	$4,417

	Bank loans(i)	Senior Notes	Finance lease liabilities on leasehold interest in land	Other finance lease liabilities	Deferred financing costs	Interest payables	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2018	$4,348	$—	$132	$5	$(73)	$5	$—	$4,417
Adjustments arising from adoption of IFRS 9	—	—	—	—	(24)	—	—	(24)
Restated opening balance	4,348	—	132	5	(97)	5	—	4,393
Financing cash flows	(4,337)	5,500	(13)	(2)	(90)	(128)	(2,052)	(1,122)
Non-cash changes:
Accruals	—	—	11	2	(2)	248	2,053	2,312
Amortization	—	—	—	—	22	—	—	22
Foreign exchange movement	(11)	—	—	—	—	—	(1)	(12)
Loss on modification or early retirement of debt	—	—	—	—	79	—	—	79
Fair value adjustment of the interest rate swaps	—	15	—	—	—	—	—	15
Balance as at December 31, 2018	$—	$5,515	$130	$5	$(88)	$125	$—	$5,687

Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
(i)The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.
23.BORROWINGS (CONTINUED)
Reconciliation of liabilities arising from financing activities (continued)

	Senior Notes	Lease liabilities	Deferred financing costs	Interest payables	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2019	$5,515	$135	$(88)	$125	$—	$5,687
Adjustments arising from adoption of IFRS 16	—	6	—	—	—	6
Restated opening balance	5,515	141	(88)	125	—	5,693
Financing cash flows	—	(13)	(2)	(274)	(2,051)	(2,340)
Non-cash changes:
Interest rate swap interest income unsettled at year end	—	—	—	5	—	5
Accruals	—	19	1	274	2,054	2,348
Amortization	—	—	15	—	—	15
Foreign exchange movement	—	—	—	—	(3)	(3)
Fair value adjustment of the interest rate swaps	20	—	—	—	—	20
Balance as at December 31, 2019	$5,535	$147	$(74)	$130	$—	$5,738